Promissory Note (Details Narrative)						3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 13, 2017 USD ($)	Mar. 31, 2016 shares	Mar. 30, 2016 USD ($) shares	Dec. 01, 2015 USD ($) shares	Oct. 23, 2015 USD ($) Number shares	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 26, 2015 USD ($)
Amounts of principal outstanding						$ 8,310,148	$ 8,310,148		$ 6,441,000	$ 5,087,043
Payments of debt issuance costs							310,129	$ 49,551	99,551	238,721
Secured Term Note (Initial Note) [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Principal amount											$ 4,040,000
Note Purchase Agreement [Member] | Secured Term Note [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Amounts of principal outstanding	$ 8,080,000
Repayment of debt, principal and interest	8,140,295
Maturity term					3 years
Annually interest rate					13.25%
Debt instrument frequency of periodic payment					Monthly
Date of first required payment					Nov. 01, 2015
Description of debt repayment terms					Monthly installments of 1/48th of the aggregate principal amount of the Notes
Debt prepayable rate					103.00%
Description of debt prepayable rate					Prepayable at 103%, beginning one year from the Note Closing Date, in increments of $500,000.
Payments of debt issuance costs							360,000			288,000
Accretion costs									360,000	36,000
Non-cash interest expense							88,000		80,000
Accretion discount						7,000	19,000		26,000	3,000
Contractual interest expense						299,000	867,000		1,019,000	172,000
Accretion fee						30,000	78,000		93,000	$ 13,000
Note Purchase Agreement [Member] | Secured Term Note [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member] | Interest Expense [Member]
Payments of debt issuance costs	966,000
Note Purchase Agreement [Member] | Secured Term Note [Member] | Institutional Investor [Member]
Principal amount	8,660,000
Gross proceeds from debt issuance	$ 8,572,400
Description of debt

The Company paid the Lender a fee equal to 2% of the aggregate original principal amount of the Note and will pay the Lender a monthly maintenance fee based on an annual rate of 0.75% of the aggregate original principal amount of the Note.

Percentage of issue discount	1.00%
Maturity term	3 years
Annually interest rate	13.25%
Debt prepayable rate	3.00%
Note Purchase Agreement [Member] | Secured Term Note (Initial Note) [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Principal amount					$ 4,040,000
Gross proceeds from debt issuance					$ 4,000,000
Percentage of issue discount					1.00%
Percentage of additional issue discount					1.00%
Number of shares of restricted common stock issue | shares					740,000
Note Purchase Agreement [Member] | Deferred Draw Note [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Gross proceeds from debt issuance					$ 4,000,000
Percentage of issue discount					1.00%
Percentage of additional issue discount					1.00%
Number of debt | Number					2
Number of shares of restricted common stock issue | shares					350,000
Note Purchase Agreement [Member] | First Deferred Draw Note [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Principal amount				$ 2,020,000
Gross proceeds from debt issuance				$ 2,000,000
Number of shares of restricted common stock issue | shares				120,000
Note Purchase Agreement [Member] | Second Deferred Draw Note [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Principal amount			$ 2,020,000
Gross proceeds from debt issuance			$ 2,000,000
Number of shares of restricted common stock issue | shares			230,000
Payments of debt issuance costs			$ 31,000
New Note Purchase Agreement [Member] | Secured Term Note [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Amounts of principal outstanding						$ 8,310,148	$ 8,310,148		$ 6,441,000
Number of shares of restricted common stock issue | shares		1,210,000
Description of amended debt repayment terms

•	The EBITDA covenants would not apply until September 2017;
•	The amortization period of the principal would not commence until September 1, 2017;
•	The interest rate was increased by one-quarter of one percent (25 basis points) from 13.0% to 13.25%;
•	The Company would get 75% credit for new purchase orders towards the borrowing base of the facility instead of the previous 50%; and
•	The Company would get a 90% credit for inventory in transit towards the borrowing base instead of the previous 75%.s

Number of shares of restricted common stock issue, value | shares		1,128,300